NOTE 6 - ACCOUNTS PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Accounts payable	$ 805,718	$ 826,832
Accrued interest	219,978	363,507
Court Order
Accounts payable		826,832
Accrued interest		$ 129,028
Interest terms - court order	Per court order interest is calculated at rate of 6% per annum on $325,138 on one of the accounts payable and 18% on $211,471 of the second accounts payable.